Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Anne Olson(1) ($)	Compensation Actually Paid to Anne Olson(2) ($)	Summary Compensation Table Total for Mark Decker(3) ($)	Compensation Actually Paid to Mark Decker(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) $ in thousands	Core FFO per Diluted Share ($)
							Total Shareholder Return(5)	Peer Group Shareholder Return(5)
2024	2,992,339	3,558,967	—	—	1,615,342	1,857,451	112	118	(19,660)	4.88
2023	2,209,687	2,070,326	3,561,754	2,515,662	1,607,336	1,560,425	92	97	34,897	4.78
2022			2,012,036	(1,803,086)	921,797	108,718	94	102	(20,537)	4.43
2021			2,307,770	5,287,904	1,244,209	2,521,725	159	149	(6,457)	3.99
2020			1,675,270	2,013,950	918,138	1,071,048	100	92	(1,790)	3.78

Company Selected Measure Name			Core FFO per diluted share
Named Executive Officers, Footnote			Anne Olson was our CEO for a portion of 2023 from March 31, 2023 to December 31, 2023.Mr. Decker was our CEO during 2020, 2021, 2022, and a portion of 2023 from January 1, 2023 to March 31, 2023.Our non-PEO NEOs included: (a) Ms. Olson, who was the Chief Operating Officer and General Counsel during 2020, 2021 and 2022; (b) Mr. Kirchmann, who was the Chief Financial Officer during 2020, 2021 and a portion of 2022 from January 1, 2022 to January 10, 2022; and (c) Mr. Patel, who was the Chief Financial Officer during a portion of 2022 from January 10, 2022 to December 31, 2022, 2023 and 2024. For 2022, amounts include all compensation paid to both Mr. Kirchmann and Mr. Patel.
Peer Group Issuers, Footnote			TSR is determined based on the value of an initial fixed investment of $100. Our TSR peer group consists of the FTSE Nareit Equity Apartments Index.
PEO Total Compensation Amount			$ 2,992,339		$ 2,012,036	$ 2,307,770	$ 1,675,270
PEO Actually Paid Compensation Amount			$ 3,558,967		(1,803,086)	5,287,904	2,013,950
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay Versus Performance table. Compensation actually paid does not necessarily represent cash or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general compensation actually paid is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and dividends paid on restricted stock units as such calculations are shown in detail in the table below. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments.
The fair value of equity awards includes the value of restricted stock units (“RSU”), stock options, and performance-based restricted stock units (“PSU”). The measurement date fair value of RSUs was determined based on the market price of our common shares on the measurement date. The measurement date fair value of stock options was determined using a Black-Scholes valuation model. The measurement date fair value of PSUs was determined using a Monte Carlo fair value simulation model.

Year	Executives	Summary Compensation Table Total ($)	Subtract LTIP Stock Awards and Stock Option Awards ($)	Add Year-End Equity Fair Value ($)	Change in Fair Value of Prior Equity Awards ($)	Change in Fair Value of Vested Equity Awards ($)	Dividend Equivalents Paid on Vested Equity Awards ($)	Compensation Actually Paid ($)
2024	Anne Olson (PEO)	2,992,339	(1,406,599)	1,790,070	241,813	(69,850)	11,194	3,558,967
	Non-PEO NEOs	1,615,342	(489,270)	622,656	142,331	(40,211)	6,603	1,857,451
2023	Anne Olson (PEO)	2,209,687	(1,008,431)	962,493	(26,982)	(76,287)	9,846	2,070,326
	Mark Decker (PEO)	3,561,754	(1,274,356)	49,803	(27,379)	171,239	34,601	2,515,662
	Non-PEO NEOs	1,607,336	(568,799)	539,122	(19,972)	771	1,967	1,560,425
2022	PEO	2,012,036	(1,234,306)	349,746	(2,642,404)	(394,893)	106,735	(1,803,086)
	Non-PEO NEOs	921,797	(416,117)	130,466	(454,443)	(111,155)	38,170	108,718
2021	PEO	2,307,770	(1,135,660)	2,192,188	1,659,253	183,105	81,248	5,287,904
	Non-PEO NEOs	1,244,209	(483,787)	933,871	688,858	86,341	52,233	2,521,725
2020	PEO	1,675,270	(784,668)	1,072,268	83,811	(97,318)	64,587	2,013,950
	Non-PEO NEOs	918,138	(323,471)	442,029	55,363	(55,568)	34,557	1,071,048
______________________________________

Non-PEO NEO Average Total Compensation Amount			$ 1,615,342	$ 1,607,336	921,797	1,244,209	918,138
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,857,451	1,560,425	108,718	2,521,725	1,071,048
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay Versus Performance table. Compensation actually paid does not necessarily represent cash or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general compensation actually paid is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and dividends paid on restricted stock units as such calculations are shown in detail in the table below. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments.
The fair value of equity awards includes the value of restricted stock units (“RSU”), stock options, and performance-based restricted stock units (“PSU”). The measurement date fair value of RSUs was determined based on the market price of our common shares on the measurement date. The measurement date fair value of stock options was determined using a Black-Scholes valuation model. The measurement date fair value of PSUs was determined using a Monte Carlo fair value simulation model.

Year	Executives	Summary Compensation Table Total ($)	Subtract LTIP Stock Awards and Stock Option Awards ($)	Add Year-End Equity Fair Value ($)	Change in Fair Value of Prior Equity Awards ($)	Change in Fair Value of Vested Equity Awards ($)	Dividend Equivalents Paid on Vested Equity Awards ($)	Compensation Actually Paid ($)
2024	Anne Olson (PEO)	2,992,339	(1,406,599)	1,790,070	241,813	(69,850)	11,194	3,558,967
	Non-PEO NEOs	1,615,342	(489,270)	622,656	142,331	(40,211)	6,603	1,857,451
2023	Anne Olson (PEO)	2,209,687	(1,008,431)	962,493	(26,982)	(76,287)	9,846	2,070,326
	Mark Decker (PEO)	3,561,754	(1,274,356)	49,803	(27,379)	171,239	34,601	2,515,662
	Non-PEO NEOs	1,607,336	(568,799)	539,122	(19,972)	771	1,967	1,560,425
2022	PEO	2,012,036	(1,234,306)	349,746	(2,642,404)	(394,893)	106,735	(1,803,086)
	Non-PEO NEOs	921,797	(416,117)	130,466	(454,443)	(111,155)	38,170	108,718
2021	PEO	2,307,770	(1,135,660)	2,192,188	1,659,253	183,105	81,248	5,287,904
	Non-PEO NEOs	1,244,209	(483,787)	933,871	688,858	86,341	52,233	2,521,725
2020	PEO	1,675,270	(784,668)	1,072,268	83,811	(97,318)	64,587	2,013,950
	Non-PEO NEOs	918,138	(323,471)	442,029	55,363	(55,568)	34,557	1,071,048
______________________________________

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Important Financial Performance Measures
Total shareholder return
Core FFO per diluted share
Same-store NOI growth
Adjusted EBITDA margin

Total Shareholder Return Amount			$ 112	92	94	159	100
Peer Group Total Shareholder Return Amount			118	97	102	149	92
Net Income (Loss)			$ (19,660,000)	$ 34,897,000	$ (20,537,000)	$ (6,457,000)	$ (1,790,000)
Company Selected Measure Amount | $ / shares			4.88	4.78	4.43	3.99	3.78
PEO Name	Mr. Decker	Anne Olson	Anne Olson		Mr. Decker	Mr. Decker	Mr. Decker
Additional 402(v) Disclosure			The table above shows the alignment between compensation actually paid to the NEOs and our performance, which we believe is consistent with our compensation philosophy as described within the Compensation Discussion and Analysis section. A large portion of the NEO’s compensation is tied to our TSR performance. Therefore, each NEO’s compensation generally increased when our TSR performance increased but declined when our TSR performance decreased. While we are required to disclose our net income (loss) for each covered fiscal year, this is not a metric used in our compensation program at this time. The charts below show the relationship of the PEO’s compensation actually paid and other NEO’s average compensation actually paid over the past five years and (1) our TSR of the FTSE Nareit Equity Apartments Index, our peer group for this purpose; (2) our Core FFO per diluted share; and (3) Net Income (Loss).
Measure:: 1
Pay vs Performance Disclosure
Name			Total shareholder return
Measure:: 2
Pay vs Performance Disclosure
Name			Core FFO per diluted share
Measure:: 3
Pay vs Performance Disclosure
Name			Same-store NOI growth
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EBITDA margin
Anne Olson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,992,339	$ 2,209,687
PEO Actually Paid Compensation Amount			3,558,967	2,070,326
Mark Decker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	3,561,754	$ 2,012,036	$ 2,307,770	$ 1,675,270
PEO Actually Paid Compensation Amount			0	2,515,662	(1,803,086)	5,287,904	2,013,950
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,406,599)		(1,234,306)	(1,135,660)	(784,668)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,790,070		349,746	2,192,188	1,072,268
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			241,813		(2,642,404)	1,659,253	83,811
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(69,850)		(394,893)	183,105	(97,318)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,194		106,735	81,248	64,587
PEO | Anne Olson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,008,431)
PEO | Anne Olson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				962,493
PEO | Anne Olson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(26,982)
PEO | Anne Olson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(76,287)
PEO | Anne Olson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,846
PEO | Mark Decker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,274,356)
PEO | Mark Decker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				49,803
PEO | Mark Decker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(27,379)
PEO | Mark Decker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				171,239
PEO | Mark Decker [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				34,601
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(489,270)	(568,799)	(416,117)	(483,787)	(323,471)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			622,656	539,122	130,466	933,871	442,029
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			142,331	(19,972)	(454,443)	688,858	55,363
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,211)	771	(111,155)	86,341	(55,568)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 6,603	$ 1,967	$ 38,170	$ 52,233	$ 34,557